Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, WI 53202-4497
September 1, 2005
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Brady Corporation
Commission File No. 1-14959
Registration Statement on Form S-3
Ladies and Gentlemen:
     Transmitted herewith for filing pursuant to the Securities Act of 1933, and the related rules and regulations promulgated thereunder, is the Registration Statement on Form S-3 (the “Registration Statement”) of Brady Corporation (the “Company”), and the exhibits indicated therein as being filed therewith. The registration fee, calculated in the manner set forth in the notes to the fee table on the cover page of the Registration Statement, has been wired to the U.S. Treasury designated lockbox in Pittsburgh, Pennsylvania.
     The Registration Statement uses the unallocated shelf procedure available to Form S-3 eligible companies to register unsecured debt securities (the “Debt Securities”), guarantees of the Debt Securities by certain subsidiaries of the Company, and Class A Nonvoting Common Stock (“Common Stock”) pursuant to General Instruction II.D. of Form S-3.
     The form of Indenture for Debt Securities filed as Exhibit 4.3 to the Registration Statement is an open-ended, short-form, simplified indenture of the kind typically used for the issuance of unsecured debt in series from time to time.
     The Registration Statement is being filed as involving a delayed offering under Rule 415, but includes the undertakings called for by both Items 512(a) and 512(i) of Regulation S-K to provide market flexibility and to avoid an artificial election between Rule 415 and Rule 430A, in accordance with the guidance contained in Release No. 33-6714 (May 27, 1987) in this regard.

Securities and Exchange Commission

September 1, 2005
     In order to be in a position to proceed at such time or times as market conditions and other factors may make desirable, the Company would like to have the Registration Statement made effective as soon as practicable. Accordingly, we would appreciate your comments, if any, or advice regarding review status as soon as possible.
     Please telephone the undersigned (414-277-5143) or Conrad G. Goodkind of this office (414-277-5305) if we can help to expedite your processing of this filing in any manner. If you have written comments, please fax the comment letter to the undersigned at 414-978-8968.
Very truly yours,
QUARLES & BRADY LLP
/s/ Hoyt R. Stastney
Hoyt R. Stastney